Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Total property and equipment	$ 5,104,861	$ 5,141,928	$ 5,191,840
Accumulated depreciation	(3,610,842)	(3,577,224)	(3,440,267)
Property and equipment, net	1,494,019	$ 1,564,704	1,751,573
Minimum
Property and Equipment
Depreciable life of assets		2 years
Maximum
Property and Equipment
Depreciable life of assets		40 years
Equipment leased to customers
Property and Equipment
Total property and equipment	$ 1,672,399	$ 1,719,778	1,837,503
Equipment leased to customers | Minimum
Property and Equipment
Depreciable life of assets	2 years	2 years
Equipment leased to customers | Maximum
Property and Equipment
Depreciable life of assets	5 years	5 years
EchoStar XV
Property and Equipment
Total property and equipment	$ 277,658	$ 277,658	277,658
Depreciable life of assets	15 years	15 years
EchoStar XVIII
Property and Equipment
Total property and equipment	$ 411,255	$ 411,255	411,255
Depreciable life of assets	15 years	15 years
Satellites acquired under finance lease agreements
Property and Equipment
Total property and equipment	$ 398,107	$ 398,107	398,107
Depreciable life of assets	15 years	15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment	$ 1,989,431	$ 1,969,107	1,894,629
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Depreciable life of assets	2 years	2 years
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Depreciable life of assets	20 years	20 years
Buildings and improvements
Property and Equipment
Total property and equipment	$ 300,246	$ 301,037	289,421
Buildings and improvements | Minimum
Property and Equipment
Depreciable life of assets	5 years	5 years
Buildings and improvements | Maximum
Property and Equipment
Depreciable life of assets	40 years	40 years
Land
Property and Equipment
Total property and equipment	$ 13,186	$ 13,186	13,186
Construction in progress
Property and Equipment
Total property and equipment	$ 42,579	$ 51,800	$ 70,081